SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2014, are applied consistently in these financial statements. For further information, refer to the consolidated financial statements for the year ended December 31, 2014, set forth in the Company's Annual Report on Form 20-F as filed with the U.S. Securities and Exchange Commission on March 16, 2015, except for the following:

BUSINESS COMBINATIONS

The Company applies ASC 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed and non-controlling interest in the acquired entity at the acquisition date, measured at their fair values as of that date. This ASC also requires the fair value of acquired in-process research and development ("IPR&D") to be recorded as intangibles with indefinite lives, contingent consideration to be recorded on the acquisition date, and restructuring and acquisition-related deal costs to be expensed as incurred. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings.